Company Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total premises and equipment	$ 11,905	$ 11,311
Less: accumulated depreciation and amortization	(4,959)	(4,528)
Premises and equipment, net	6,946	6,783
Depreciation and amortization expense	431	380
Land
Property, Plant and Equipment [Line Items]
Total premises and equipment	$ 1,044	1,044
Building and improvements
Property, Plant and Equipment [Line Items]
Estimated Useful lives	12 years
Total premises and equipment	$ 7,233	7,191
Furniture and equipment
Property, Plant and Equipment [Line Items]
Estimated Useful lives	5 years
Total premises and equipment	$ 3,628	$ 3,076